Commitments and contingencies - Narrative (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) engine helicopter aircraft	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) engine helicopter aircraft	Jun. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)	Jun. 11, 2025 USD ($)	Jun. 09, 2022 aircraft	Dec. 31, 1992 engine aircraft
Loss Contingencies [Line Items]
Number of managed aircrafts | aircraft								3
Net recoveries related to Ukraine Conflict	$ (972,822,000)	$ 0	$ (972,822,000)	$ (22,749,000)	$ 2,700,000,000
VASP litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period						$ 0
VASP litigation | Aircraft
Loss Contingencies [Line Items]
Number of leased assets | aircraft									13
VASP litigation | Engines
Loss Contingencies [Line Items]
Number of leased assets | engine									3
Aviation, War and Allied Perils | AerCap Ireland
Loss Contingencies [Line Items]
Amount awarded under insurance claim							$ 1,000,000,000
All Risks, Operator Reinsurance Policies
Loss Contingencies [Line Items]
Loss contingency, insurance coverage claimable by entity	1,500,000,000		$ 1,500,000,000
C&P Policy
Loss Contingencies [Line Items]
Net recoveries related to Ukraine Conflict	$ 973,000,000
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts | aircraft	272		272
Purchase obligation, number of engines | engine	46		46
Purchase obligation, number of helicopters | helicopter	17		17